Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 21 - INCOME TAXES

Income tax expense (benefit) is summarized as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Currently payable:
Federal	$74	$(1,667)
State	-	-
Total current	74	(1,667)
Deferred income taxes	4,990	(3,110)
Income tax expense (benefit)	$5,064	$(4,777)
Income tax expense (benefit) is allocated as follows:
To continuing operations	$4,998	$(4,383)
To shareholders' equity	66	(394)
Total	$5,064	$(4,777)

The components of the net deferred tax asset are as follows:

	December 31,
(Dollars in thousands)	2011	2010

Deferred tax assets:
Allowance for loan losses	$7,201	$4,821
Net unrealized losses on securities available-for-sale	1,040	66
Net capitalized loan costs	47	83
Net operating loss	9,127	2,647
Deferred compensation	176	350
Nonaccruing interest	745	494
Tax credits	307	284
Other real estate owned	774	1,156
Loss on equity securities	43	42
Other	8	8

Total deferred tax assets	19,468	9,951

Valuation Allowance	(18,100)	(3,552)
Total net deferred tax assets	1,368	6,399

Deferred tax liabilities:
Accumulated depreciation	1,205	1,244
Gain on sale of real estate	73	73
Prepaid expenses	90	92

Total deferred tax liabilities	1,368	1,409

Net deferred tax asset	$-	$4,990

In June 2011, management evaluated the likelihood of recognizing the Company's deferred tax asset. Based on the more likely than not criteria required to support this asset, the Company recorded a full valuation allowance against the deferred tax asset. A deferred tax asset is created from the difference between book income using Generally Accepted Accounting Principles (GAAP) and taxable income. As of December 31, 2010, management had recorded a partial valuation allowance of $3,552,262.

Deferred tax assets represent the future tax benefit of deductible items. The Company, under the current Internal Revenue Code, is allowed an up to two year carryback and a twenty year carryforward of these timing items. A valuation allowance is established if it is more likely than not that a tax asset will not be realized. The valuation allowance reduces the recorded deferred tax assets to a net realizable value. As of December 31, 2011, management has established a valuation allowance of $18,099,023 to reflect the portion of the deferred income tax asset that is not able to be offset against net operating loss carrybacks and reversals of net future taxable temporary differences projected to occur in 2012. This resulted in income tax expense of $4,997,915 for the year ended December 31, 2011. When the Company generates future taxable income, it will be able to reevaluate the amount of the valuation allowance. During the year ended December 31, 2010, management had recorded an income tax benefit of $4,383,414 based on an effective tax rate of 34%.

The Company has federal net operating loss carryforwards of $26,398,645 for income tax purposes as of December 31, 2011. These net operating losses will begin to expire in year 2030.

The Company has South Carolina net operating loss carryforwards of $4,601,558 for income tax purposes as of December 31, 2011. These net operating losses will begin to expire in year 2019.

Tax returns for 2008 and subsequent years are subject to examination by taxing authorities.

A reconciliation between the income tax expense (benefit) and the amount computed by applying the Federal statutory rates of 34% to income before income taxes follows:

	Years ended December 31,
(Dollars in thousands)	2011	2010

Tax benefit at statutory rate	$(8,166)	$(7,362)
State income tax, net of federal income tax benefit	(41)	(30)
Tax-exempt interest income	(225)	(106)
Stock compensation expense	-	4
Valuation allowance	14,548	3,430
Other	(1,118)	(319)

Income tax expense (benefit)	$4,998	$(4,383)